Leases - Summary of Operating Lease Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	₩ 3,306,464	₩ 2,593,578
Gross Carrying Amount | Prepaid lease assets
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	20,538	3,121
Acquisition cost | Operating lease assets
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	4,199,535	3,320,275
Accumulated depreciation | Operating lease assets
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	(913,609)	(729,818)
Carrying Amount | Operating lease assets
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	₩ 3,285,926	₩ 2,590,457